Filed pursuant to Rule 497(e)
Registration Nos. 333-133691; 811-21897
Spyglass Growth Fund (the “Fund”),
a series of Manager Directed Portfolios (the “Trust”)

Supplement dated August 20, 2021
to the Statement of Additional Information (“SAI”),
dated April 30, 2021
Effective August 10, 2021, Mr. Doug Neilson resigned from his role as President of the Trust. All references in the SAI to Mr. Neilson should be disregarded. At a meeting held on August 10, 2021, the Board of Trustees of the Trust elected Scott Ostrowski as the new President of the Trust, effective August 10, 2021.
Accordingly, the table in the “Trustees and Officers” section of the SAI is hereby removed and replaced with the following:

Name, Year of Birth and Address	Position(s) Held with the Trust and Length of Time Served (3)	Principal Occupation(s) During the Past Five Years
OFFICERS
Scott M. Ostrowski(1) (Born 1980)	President and Principal Executive Officer, since August 10, 2021	Senior Vice President, Compliance and Administration, Fund Services, since 2006
Alyssa M. Bernard(1) (Born 1988)	Vice President and Secretary, since August 20, 2019(4)
Vice President, Compliance and Administration, Fund Services, since 2021; Assistant Vice President, Compliance and Administration, Fund Services, 2018-2021; Attorney, Mutual Fund Disclosure, Waddell & Reed Financial, Inc., 2017-2018; Attorney, Corporate Governance, American Century Companies, Inc., 2014-2017

Justin Dausch(2) (Born 1989)	Chief Compliance Officer and Anti-Money Laundering Compliance Officer, since January 1, 2020	Director, Vigilant, since 2017; Compliance Associate, HSBC (investment banking company), 2015-2017
Matthew J. McVoy(1) (Born 1980)	Vice President, Treasurer, and Principal Financial Officer, since July 1, 2016(4)	Assistant Vice President, Compliance and Administration, Fund Services, since 2005
Colton W. Scarmardo(1) (Born 1997)	Assistant Treasurer, since May 11, 2021	Fund Administrator, Compliance and Administration, Fund Services, since 2019; Business Administration Student, 2015-2019
1.The mailing address of this officer is: 615 East Michigan Street, Milwaukee, Wisconsin 53202.
2.The mailing address of this officer is: 223 Wilmington West Chester Pike, Suite 216, Chadds Ford, Pennsylvania 19317.
3.Each officer is elected annually and serves until his or her successor has been duly elected and qualified.
4.Mr. McVoy and Ms. Bernard have served as Vice Presidents of the Trust, in addition to their other positions held with the Trust, since May 11, 2021.

Please retain this supplement for future reference.
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